Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Composition of Financial Assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Fair value of derivatives financial instruments	577	2,795
Other non-current financial assets	4,475	1,044
Other non-current financial assets	5,052	3,839

Fair value of derivatives financial instruments	3,633	5,694
Life insurance policies	—	27,908
Other current financial assets	749	—
Other current financial assets	4,382	33,602

Other Financial Assets	9,434	37,441

Summary of Analysis of Derivative Assets and Liabilities

The following table sets further the analysis of derivative assets and liabilities at December 31, 2023 and December 31, 2022.

	At December 31,		At December 31,
	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	577	577	2,795	2,795

Current financial assets
Foreign exchange forward contracts - trading derivatives	204	204	1,658	1,658
Foreign exchange forward contracts - hedging instruments	1,056	1,056	849	849
Interest Rate Swap - hedging instruments	2,373	2,373	3,187	3,187

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(488)	(488)	—	—

Current financial liabilities
Commodity Swap - hedging instruments	(20)	(20)	—	—